PROPERTY, PLANT AND EQUIPMENT, NET (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, net	$ 154,659,077	$ 20,158,589
Depreciation expense	$ 4,475,823	2,400,522	$ 3,548,898
Power station built for generating electricity business, portion included in Buildings, Plant and machinery [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, net		$ 23,200,000